Virtus Premium AlphaSector Fund,

a series of Virtus Opportunities Trust

Supplement dated August 5, 2010 to the Prospectus dated June 30, 2010

IMPORTANT NOTICE TO INVESTORS

The following information corrects the disclosure appearing in the fund’s current prospectus:

1. In the disclosure under “Class A Shares” and “Class A Sales Charge Reductions and Waivers” in the section “Sales Charges,” references to the CDSC rate applicable to certain redemptions of Virtus Premium AlphaSector Fund are revised to be 1.00%.

2. The paragraph describing finder’s fees applicable to Virtus Premium AlphaSector Fund, located under the table in the subsection “Compensation to Dealers,” is revised to state that the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,0001 to $10,000,000, and 0.25% on amounts greater than $10,000,000.

Investors should retain this supplement with the Prospectus for future reference.

VOT 8433/PASF FindersFee (8/10)

Virtus Premium AlphaSector Fund,

a series of Virtus Opportunities Trust

Supplement dated August 5, 2010 to the

Statement of Additional Information (“SAI”)

dated January 31, 2010, as supplemented

IMPORTANT NOTICE TO INVESTORS

The following information corrects the disclosure appearing in the current SAI:

1. In the disclosure under “Class A Shares” and “Class A Shares—Reduced Initial Sales Charges” in the section “Alternative Purchase Arrangements” beginning on page 54 and under “Exchanges” in the section “Investor Account Services” on page 57, references to the CDSC rate applicable to certain redemptions of Virtus Premium AlphaSector Fund are revised to be 1.00%.

2. The paragraph describing finder’s fees applicable to Virtus Premium AlphaSector Fund, located in the third paragraph under the tables under “Dealer Concessions” in the section “The Distributor” beginning on page 65, is revised to state that the Distributor may pay broker-dealers a finder’s fee in an amount equal to 1.00% of eligible Class A Share purchases from $1,000,000 to $3,000,000, 0.50% on amounts of $3,000,0001 to $10,000,000, and 0.25% on amounts greater than $10,000,000.

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/PASF FindersFee SAI (8/10)